Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000007066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000247741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	2.59%	3.18%
Without Sales Load [Member] | C000007066
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%		1.26%	2.37%
Without Sales Load [Member] | C000007067
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%		1.33%	2.45%
Without Sales Load [Member] | C000007068
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%		0.99%	2.67%
Without Sales Load [Member] | C000007069
Average Annual Return [Line Items]
Average Annual Return, Percent	2.57%		1.06%	2.76%
Without Sales Load [Member] | C000247741
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	3.09%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%		0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%		0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%		0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%		0.91%	2.41%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	3.43%
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return, Percent	4.52%		0.96%	2.13%
NACC2 Index: Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal CA Intermediate Bond Index
Average Annual Return, Percent	4.52%		0.96%	2.13%
NACC2 Index: Bloomberg CA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg CA Municipal Bond Index
Average Annual Return, Percent	2.72%		0.83%	2.36%
NACC2 Index: Bloomberg CA Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg CA Municipal Bond Index
Average Annual Return, Percent	2.72%		0.83%	2.36%
NACC2 Index: S&P California AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P California AMT-Free Municipal Bond Index
Average Annual Return, Percent	2.63%	3.17%